Fees Summary	Sep. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 345,000
Previously Paid Amount	0.00
Total Fee Amount	52.82
Total Offset Amount	0.00
Net Fee	52.82
Narrative - Max Aggregate Offering Price	$ 345,000
Final Prospectus	true